Loans (Activity in the Primary Segments of the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 923	$ 967
Charge-offs	(484)	(569)
Recoveries	1	82
Provision	300	443
Ending Balance	740	923
Real Estate: [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	736	801
Charge-offs	(475)	(562)
Recoveries		82
Provision	370	415
Ending Balance	632	736
One-to-four-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	225	625
Charge-offs	(142)	(562)
Recoveries		82
Provision	174	80
Ending Balance	257	225
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	48	35
Provision	35	13
Ending Balance	83	48
Non-residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	374	67
Charge-offs	(333)
Provision	225	307
Ending Balance	266	374
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	7	3
Provision	(7)	4
Ending Balance		7
Home equity and second mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	82	71
Provision	(56)	14
Ending Balance	26	82
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	187	164
Charge-offs	(9)
Recoveries	1
Provision	(79)	23
Ending Balance	100	187
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance		2
Charge-offs		(7)
Provision	8	5
Ending Balance	$ 8